Other Operating Expenses (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Operating Expense [Abstract]
Summary of Other Operating Expenses
	For the year ended March 31
Particulars	2017	2018	2019
Payment gateway and other charges	27,269	50,597	56,589
Outsourcing expenses	16,920	26,158	24,335
Travelling and conveyance	3,537	3,105	3,586
Communication	4,385	5,288	5,339
Repairs and maintenance	4,322	5,300	5,303
Rent	3,831	7,701	6,581
Legal and professional*	11,395	7,894	7,975
Website hosting charges	2,428	6,771	11,228
Net loss on disposal of property, plant and equipment	46	70	—
Intangible assets written off	—	356	—
Miscellaneous expenses	7,452	7,326	12,359
Total	81,585	120,566	133,295

Notes: *	Includes USD 288 towards cost related to share based payment for the year ended March 31, 2019 (March 31, 2018: USD 144, March 31, 2017: Nil).